Contract assets and liabilities (Details 2) ¥ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Contract assets: unbilled revenue	$ 74,000		$ 202,000
Contract liabilities: deferred revenue	(1,076,000)		(1,063,000)
Net contract (liabilities) / assets	(1,002,000)		(861,000)
ZHEJIANG TIANLAN
Contract assets: unbilled revenue | ¥		¥ 72,310		¥ 94,494
Contract liabilities: deferred revenue | ¥		(37,481)		(47,135)
Net contract (liabilities) / assets | ¥		¥ 34,829		¥ 47,359
ZHEJIANG TIANLAN
Contract liabilities: deferred revenue	$ (55,898,000)		$ (47,135,000)